UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2007 (Unaudited)

DWS Large Cap Value Fund

	Shares	Value ($)

Common Stocks 96.7%
Consumer Discretionary 1.1%
Hotels Restaurants & Leisure
McDonald's Corp.	409,440	20,164,920
Consumer Staples 7.7%
Food & Staples Retailing 1.9%
CVS Caremark Corp.	894,844	33,843,000
Food Products 2.8%
General Mills, Inc.	474,847	26,534,450
Kraft Foods, Inc. "A"	728,697	23,362,026

		49,896,476

Tobacco 3.0%
Altria Group, Inc.	477,745	33,160,280
Reynolds American, Inc. (a)	328,246	21,703,626

		54,863,906
Energy 18.3%
Energy Equipment & Services 4.9%
Baker Hughes, Inc.	318,729	26,728,614
ENSCO International, Inc.	348,471	18,894,098
Halliburton Co.	546,422	18,900,737
Noble Corp.	472,889	23,199,934

		87,723,383
Oil, Gas & Consumable Fuels 13.4%
BP PLC (ADR)	272,827	18,377,627
Chevron Corp.	330,923	29,041,802
ConocoPhillips	402,699	32,977,021
Devon Energy Corp.	405,574	30,543,778
ExxonMobil Corp.	396,487	33,990,831
Marathon Oil Corp.	531,187	28,625,667
Noble Energy, Inc.	519,484	31,205,404
Suncor Energy, Inc.	403,591	36,077,000

		240,839,130
Financials 21.9%
Capital Markets 2.6%
Bank of New York Mellon Corp.	694,242	28,068,204
Merrill Lynch & Co., Inc.	244,653	18,030,926

		46,099,130
Commercial Banks 4.6%
US Bancorp.	808,555	26,156,754
Wachovia Corp.	461,331	22,595,992
Wells Fargo & Co.	429,454	15,692,249
Zions Bancorp.	253,504	17,897,383

		82,342,378
Diversified Financial Services 5.0%
Bank of America Corp.	500,287	25,354,545
Citigroup, Inc.	974,105	45,666,042
JPMorgan Chase & Co.	443,328	19,736,963

		90,757,550
Insurance 9.7%
Aflac, Inc.	466,445	24,866,183
Allstate Corp.	510,695	27,960,551
Genworth Financial, Inc. "A"	1,252,682	36,302,724
Hartford Financial Services Group, Inc.	321,307	28,567,406
MetLife, Inc.	447,672	28,673,392
Prudential Financial, Inc.	309,297	27,768,685

		174,138,941
Health Care 7.1%
Biotechnology 0.6%
Amgen, Inc.*	207,287	10,387,152
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	589,044	32,256,049

Health Care Providers & Services 1.1%
WellPoint, Inc.*	248,191	20,001,713
Pharmaceuticals 3.6%
Abbott Laboratories	515,122	26,739,983
Pfizer, Inc.	841,136	20,893,818
Wyeth	344,677	15,958,545

		63,592,346
Industrials 9.8%
Aerospace & Defense 5.4%
Honeywell International, Inc.	515,915	28,968,627
L-3 Communications Holdings, Inc.	196,659	19,372,878
Raytheon Co.	335,285	20,566,382
United Technologies Corp.	377,443	28,168,571

		97,076,458
Industrial Conglomerates 1.8%
General Electric Co.	810,552	31,506,156
Machinery 1.4%
Dover Corp.	497,362	24,569,683
Road & Rail 1.2%
Burlington Northern Santa Fe Corp.	276,298	22,421,583
Information Technology 9.2%
Communications Equipment 4.2%
Cisco Systems, Inc.*	532,433	16,995,261
Harris Corp.	369,877	22,499,618
Nokia Oyj (ADR) (a)	1,059,290	34,829,455

		74,324,334
Computers & Peripherals 3.7%
Brocade Communications Systems, Inc.*	2,263,046	15,841,322
Hewlett-Packard Co.	498,331	24,592,635
International Business Machines Corp.	228,910	26,711,508

		67,145,465
Semiconductors & Semiconductor Equipment 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,331,849	23,131,942
Materials 7.2%
Chemicals 4.3%
Air Products & Chemicals, Inc.	316,746	28,510,307
Dow Chemical Co.	472,790	20,155,038
Potash Corp. of Saskatchewan, Inc.	315,239	27,917,566

		76,582,911
Containers & Packaging 1.3%
Sonoco Products Co.	672,949	24,239,623
Metals & Mining 1.6%
Goldcorp, Inc.	1,210,822	28,539,075
Telecommunication Services 4.4%
Diversified Telecommunication Services
AT&T, Inc.	1,238,333	49,372,336
Verizon Communications, Inc.	715,519	29,965,936

		79,338,272

Utilities 10.0%
Electric Utilities 6.3%
Allegheny Energy, Inc.*	545,406	28,148,404
Duke Energy Corp.	1,189,458	21,814,660
Exelon Corp.	513,606	36,296,536
FPL Group, Inc.	464,462	27,328,944

		113,588,544
Independent Power Producers & Energy Traders 0.8%
TXU Corp.	198,871	13,403,905
Multi-Utilities 2.9%
Dominion Resources, Inc.	291,863	24,860,890
PG&E Corp.	592,560	26,368,920

		51,229,810

Total Common Stocks (Cost $1,424,508,506)		1,734,003,835
Securities Lending Collateral 1.2%
Daily Assets Fund Institutional, 5.49% (b) (c) (Cost $21,549,200)	21,549,200	21,549,200
Cash Equivalents 2.8%
Cash Management QP Trust, 5.32% (b) (Cost $50,563,275)	50,563,275	50,563,275
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,496,620,981)	100.7	1,806,116,310
Other Assets and Liabilities, Net	(0.7)	(13,264,170)

Net Assets	100.0	1,792,852,140

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2007 amounted to $20,853,554 which is 1.2% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
ADR: American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 17, 2007